Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in-capital/ (Subscription Receivables)	Statutory Reserve	Retained Earnings/ (Accumulated deficit)	Accumulated Other Comprehensive Income/(Loss)	Total
Balance at Sep. 30, 2022	$ 25,000	$ (25,000)		$ 2,632,537	$ (24,465)	$ 2,608,072
Balance (in Shares) at Sep. 30, 2022	25,000,000
Net Income (Loss)				1,993,262		1,993,262
Foreign currency translation adjustment					3,751	3,751
Balance at Sep. 30, 2023	$ 25,000	(25,000)		4,625,799	(20,714)	4,605,085
Balance (in Shares) at Sep. 30, 2023	25,000,000
Net Income (Loss)				1,696,654		1,696,654
Foreign currency translation adjustment					77,252	77,252
Balance at Sep. 30, 2024	$ 25,000	(25,000)		6,322,453	56,538	6,378,991
Balance (in Shares) at Sep. 30, 2024	25,000,000
Net Income (Loss)				(37,845,629)		(37,845,629)
Initial Public Offering	$ 1,725	6,898,275				6,900,000
Initial Public Offering (Shares)	1,725,000
Offering costs		(1,443,049)				(1,443,049)
Share-based compensation	$ 5,000	34,995,000				35,000,000
Share-based compensation (Shares)	5,000,000
Statutory reserve			100	(100)
Foreign currency translation adjustment		261			(30,230)	(29,969)
Balance at Sep. 30, 2025	$ 31,725	$ 40,425,487	$ 100	$ (31,523,276)	$ 26,308	$ 8,960,344
Balance (in Shares) at Sep. 30, 2025	31,725,000